Deferred Revenue	12 Months Ended
Mar. 31, 2020
Accruals And Deferred Income Abstract
Deferred Revenue

The Company recorded Deferred Revenue of $426,157 for invoices issued to a customer for the sale of all-electric buses which were not delivered as at March 31, 2020 (March 31, 2019 - $823,904).

	March 31, 2020	March 31, 2019
Deferred revenue, beginning of year	$823,904	$582,197
Additions to deferred revenue during the period	252,443	2,872,841
Deposits returned	(335,000)	—
Revenue recognized from deferred revenue during the period	(303,353)	(2,631,134)
FX Changes	(11,837)	—

Deferred revenue, end of year	$426,157	$823,904